MARK A. DIOMEDE
312-609-7727
mdiomede@vedderprice.com
October 14, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: Definitive Proxy Materials for:
Nuveen Floating Rate Income Fund
Nuveen Floating Rate Income Opportunity Fund
Nuveen Senior Income Fund
Nuveen Tax-Advantaged Floating Rate Fund
Nuveen Arizona Dividend Advantage Municipal Fund
Nuveen Arizona Dividend Advantage Municipal Fund 2
Nuveen Arizona Dividend Advantage Municipal Fund 3
Nuveen Arizona Premium Income Municipal Fund, Inc.
Nuveen California Dividend Advantage Municipal Fund
Nuveen California Dividend Advantage Municipal Fund 2
Nuveen California Dividend Advantage Municipal Fund 3
Nuveen California Investment Quality Municipal Fund, Inc.
Nuveen California Municipal Market Opportunity Fund, Inc.
Nuveen California Municipal Value Fund, Inc.
Nuveen California Municipal Value 2
Nuveen California Performance Plus Municipal Fund, Inc.
Nuveen California Premium Income Municipal Fund
Nuveen California Quality Income Municipal Fund, Inc.
Nuveen California Select Quality Municipal Fund, Inc.
Nuveen Maryland Dividend Advantage Municipal Fund
Nuveen Maryland Dividend Advantage Municipal Fund 2
Nuveen Maryland Dividend Advantage Municipal Fund 3
Nuveen Maryland Premium Income Municipal Fund
Nuveen Massachusetts Dividend Advantage Municipal Fund
Nuveen Massachusetts Premium Income Municipal Fund
Nuveen Michigan Dividend Advantage Municipal Fund
Nuveen Michigan Premium Income Municipal Fund, Inc.
Nuveen Michigan Quality Income Municipal Fund, Inc.
Nuveen Missouri Premium Income Municipal Fund
Nuveen New Jersey Dividend Advantage Municipal Fund
Nuveen New Jersey Dividend Advantage Municipal Fund 2
Nuveen New Jersey Investment Quality Municipal Fund, Inc.
Nuveen New Jersey Municipal Value Fund
Nuveen New Jersey Premium Income Municipal Fund, Inc.
Nuveen Ohio Dividend Advantage Municipal Fund
Nuveen Ohio Dividend Advantage Municipal Fund 2
Nuveen Ohio Dividend Advantage Municipal Fund 3
Nuveen Ohio Quality Income Municipal Fund, Inc.
Nuveen Pennsylvania Municipal Value Fund
Nuveen Pennsylvania Dividend Advantage Municipal Fund
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
Nuveen Pennsylvania Investment Quality Municipal Fund
Nuveen Pennsylvania Premium Income Municipal Fund 2
Nuveen Texas Quality Income Municipal Fund
Nuveen Virginia Dividend Advantage Municipal Fund
Nuveen Virginia Dividend Advantage Municipal Fund 2
Nuveen Virginia Premium Income Municipal Fund
          (each a “Registrant”)
To the Commission:
     On behalf of each Registrant above, notice is hereby given that the definitive proxy statement and form of proxy for the Registrants’ joint Annual Meeting to be held Tuesday, November 15, 2011 was filed for each Registrant as of the date of this letter. It is intended that definitive proxy materials will be mailed on or about October 17, 2011. Please call Renee Hardt at (312) 609-7616 with any questions or comments regarding this filing.
Sincerely,
/s/Mark A. Diomede